Prepayment and Other Current Assets, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024	Jun. 30, 2023
Prepayment and Other Current Assets, Net [Line Items]
Provisions for prepayment and other current assets	¥ 3,360,000	¥ 9,035,000	¥ 6,125,000
Reversal provisions for prepayment and other current assets	¥ 11,818,000
Prepayment and other current assets				¥ 0.006
Prepaid Expenses and Other Current Assets [Member]
Prepayment and Other Current Assets, Net [Line Items]
Prepayment and other current assets					¥ 3,360,000